Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee compensation related costs	$ 3,769	$ 2,840	$ 2,158
Accrued office and laboratory costs	141	211	481
Accrued contract research organization fees	3,207	2,298	1,345
Accrued contract development and manufacturing organization fees	604	660	842
Accrued professional fees	2,935	1,798	489
Other current liabilities	392	334	499
Total	$ 11,048	$ 8,141	$ 5,814